Disposition of HC High Summit Limited (Details) - Schedule of statements of operations and comprehensive income (loss) - Fair Value [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Disposition of HC High Summit Limited (Details) - Schedule of statements of operations and comprehensive income (loss) [Line Items]
Consideration in exchange for the disposal	$ 1.00
Noncontrolling interest of HC High Summit Limited	(15,645)
Less: Net assets (comprised of assets of $5,320,768 and liabilities of $2,606,257)	(2,714,511)
Loss from disposal	(2,730,155)
Impairment of amounts due HC High Summit Limited	(321,180)
Foreign currency translation adjustment	45,697
Net loss from disposal of discontinued operations	$ (3,005,638)